Cover	Apr. 05, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2024
Entity File Number	001-40380
Entity Registrant Name	Maquia Capital Acquisition Corporation
Entity Central Index Key	0001844419
Entity Tax Identification Number	85-4283150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Biscayne Boulevard
Entity Address, Address Line Two	Suite 2406
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	305
Local Phone Number	608-1395
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	MAQCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MAQC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MAQCW
Security Exchange Name	NASDAQ